Bank and Other Borrowings	6 Months Ended
Jun. 30, 2026
Bank and Other Borrowings [Abstract]
BANK AND OTHER BORROWINGS
15	BANK AND OTHER BORROWINGS

	June 30, 2026	December 31, 2025
	US$	US$
At beginning of the year	-	182,391
Disposal of controlling interest in subsidiaries	-	(191,270)
Payment	-	(9,673)
Currency alignment	-	18,552
At end of the year	-	-